Report of Votes of Stockholders

The annual meeting of stockholders was held on October 3, 2019. Stockholders voted to elect four Class II Directors to serve until the annual meeting of stockholders in 2022, or until their successors are elected and qualified. George W. Morriss was voted on by holders of preferred stock only. Class I Directors (which include Robert Conti, Marc Gary, Michael M. Knetter and Peter P. Trapp) and the Class III Directors (which include Joseph V. Amato, Martha C. Goss, James G. Stavridis and Candace L. Straight) continue to hold office until the annual meeting in 2021 and 2020, respectively.

To elect four Class II Directors to serve until the annual meeting of stockholders in 2022 or until their successors are elected and qualified.

CALIFORNIA FUND
		Votes		Broker
Shares of Common and Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
Michael J. Cosgrove	3,736,011	1,045,477	—	—
Deborah C. McLean	3,736,011	1,045,477	—	—
Tom D. Seip	3,736,011	1,045,477	—	—
		Votes		Broker
Shares of Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
George W. Morriss	550	—	—	—

MUNICIPAL FUND
		Votes		Broker
Shares of Common and Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
Michael J. Cosgrove	16,260,486	341,096	—	—
Deborah C. McLean	16,270,461	331,121	—	—
Tom D. Seip	16,342,426	259,156	—	—
		Votes		Broker
Shares of Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
George W. Morriss	1,704	—	—	—

NEW YORK FUND
		Votes		Broker
Shares of Common and Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
Michael J. Cosgrove	3,554,445	1,064,340	—	—
Deborah C. McLean	3,556,481	1,062,304	—	—
Tom D. Seip	3,554,445	1,064,340	—	—
		Votes		Broker
Shares of Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
George W. Morriss	463	—	—	—

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